Lease Liabilities - Schedule of Lease Liabilities (Details) - ZAR (R) R in Thousands	Feb. 28, 2025	Feb. 29, 2024
Lease Liabilities [Abstarct]
Non-current liabilities	R 127,251	R 131,285
Current liabilities	77,445	63,055
Lease liabilities	R 204,696	R 194,340